Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in associates - Associates [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates and Joint Ventures (Details) - Schedule of movement of the investments in associates [Line Items]
Opening balance	S/ 27,246	S/ 28,875	S/ 250,282
Dividends received	(1,483)
Equity interest in results	(3,693)	(1,635)	(220,993)
Impairment of investment		(38)	(374)
Conversion adjustment	(23)	44	(40)
Final balance	S/ 22,047	S/ 27,246	S/ 28,875